CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Revenue recognized from contracts with customers
Oil and gas sales	¥ 185,872	$ 27,034	¥ 151,888	¥ 121,325
Marketing revenues	35,830	5,211	28,907	20,310
Other revenue	5,261	765	5,595	4,855
Total revenue	226,963	33,010	186,390	146,490
EXPENSES [abstract]
Operating expenses	(24,251)	(3,527)	(24,282)	(23,211)
Taxes other than income tax	(9,127)	(1,327)	(7,210)	(6,941)
Exploration expenses	(12,924)	(1,880)	(6,881)	(7,359)
Depreciation, depletion and amortization	(50,640)	(7,365)	(61,257)	(68,907)
Special oil gain levy	(2,599)	(378)	(55)	0
Impairment and provision	(567)	(82)	(9,130)	(12,171)
Crude oil and product purchases	(33,558)	(4,881)	(27,643)	(19,018)
Selling and administrative expenses	(7,286)	(1,060)	(6,861)	(6,493)
Others	(5,772)	(840)	(6,021)	(4,802)
Total expenses	(146,724)	(21,340)	(149,340)	(148,902)
(LOSS)/PROFIT FROM OPERATING ACTIVITIES	80,239	11,670	37,050	(2,412)
Interest income	796	116	653	901
Finance costs	(5,037)	(733)	(5,044)	(6,246)
Exchange (losses)/gains, net	(141)	(21)	356	(790)
Investment income	3,685	536	2,409	2,774
Share of (losses)/profits of associates	406	59	302	(609)
Profit/(loss) attributable to a joint venture	(5,593)	(813)	553	533
Other income, net	822	120	78	574
(LOSS)/PROFIT BEFORE TAX	75,177	10,934	36,357	(5,275)
Income tax credit/(expense)	(22,489)	(3,271)	(11,680)	5,912
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	52,688	7,663	24,677	637
Items that may be subsequently reclassified to profit or loss
Exchange differences on translation of foreign operations	8,638	1,256	(10,121)	10,422
Share of other comprehensive (expense)/income of associates	16	2	36	(127)
Other items that will not be reclassified to profit or loss
Fair value change on equity investments designated as at fair value through other comprehensive (expense)/income	278	40	(542)	(461)
Others	80	13	54	12
OTHER COMPREHENSIVE INCOME/(EXPENSE) FOR THE YEAR, NET OF TAX	9,012	1,311	(10,573)	9,846
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	¥ 61,700	$ 8,974	¥ 14,104	¥ 10,483
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE PARENT [abstract]
Basic (RMB Yuan) | (per share)	¥ 1.18	$ 0.17	¥ 0.55	¥ 0.01
Diluted (RMB Yuan) | (per share)	¥ 1.18	$ 0.17	¥ 0.55	¥ 0.01